INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
INCOME (LOSS) PER SHARE
Schedule of basic and diluted loss per share

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(in thousands, except for number of shares and per share data)
Numerator:
Net income (loss)	(37,476)	(37,051)	109,819	15,922
Accretion to redemption value of contingently redeemable ordinary shares (Note 12)	(10,792)	—	—	—
Net income (loss) attributable to ordinary shareholders—basic and diluted	(48,268)	(37,051)	109,819	15,922
Denominator:
Weighted average number of ordinary shares outstanding—basic	226,339,320	266,631,802	266,535,220	266,535,220
Weighted average number of ordinary shares outstanding—diluted	226,339,320	266,631,802	270,204,542	270,204,542
Basic income (loss) per ordinary share	(0.21)	(0.14)	0.41	0.06
Diluted income (loss) per ordinary share	(0.21)	(0.14)	0.41	0.06